UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2008

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       02/03/2009
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $134,530


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                           December 31, 2008


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Level 3 Communications Inc Con CNV              52729NAG5     1265  1390000 PRN      SOLE                  1390000
Level 3 Communications Inc Con CNV              52729NAS9     3168  4525000 PRN      SOLE                  2380000           2145000
Abbott Labs                    COM              002824100     1130    21168 SH       SOLE                    21018               150
Anadarko Petroleum Corp        COM              032511107     1963    50914 SH       SOLE                    50914
Avery Dennison Corp            COM              053611109     2439    74532 SH       SOLE                    48907             25625
BP PLC Spons ADR               COM              055622104      590    12615 SH       SOLE                    12615
Berkshire Hathaway Inc         COM              084670108     3284       34 SH       SOLE                       22                12
Berkshire Hathaway Inc Cl B    COM              084670207     4590     1428 SH       SOLE                     1428
Canadian National Railway Co   COM              136375102      354     9630 SH       SOLE                     9630
Cato Corp                      COM              149205106     3689   244286 SH       SOLE                   173149             71137
Cemex S.A.B. de C.V.           COM              151290889     4413   482848 SH       SOLE                   407148             75700
Chevron Corp                   COM              166764100     6696    90518 SH       SOLE                    62193             28325
Chicago Bridge & Iron          COM              167250109     4302   428015 SH       SOLE                   344840             83175
Colgate Palmolive Co           COM              194162103      598     8725 SH       SOLE                     8350               375
ConocoPhillips                 COM              20825c104     4039    77979 SH       SOLE                    66093             11886
Dominion Resources Inc         COM              25746U109     1331    37150 SH       SOLE                    37150
Enerplus Resources Fund        COM              29274D604      268    13680 SH       SOLE                    13680
Exxon Mobil Corp               COM              30231G102      239     3000 SH       SOLE                     3000
Fiserv Inc                     COM              337738108      243     6690 SH       SOLE                     6690
Forest Oil Co                  COM              346091705     2289   138838 SH       SOLE                   107913             30925
Gencorp Inc                    COM              368682100     1415   384635 SH       SOLE                   281960            102675
Gpe Brux Lambert               COM              7097328       2986    37050 SH       SOLE                    36600               450
Investor's Real Estate Trust   COM              461730103     6989   652580 SH       SOLE                   477580            175000
Johnson & Johnson              COM              478160104      437     7310 SH       SOLE                     7310
Kansas City Southern Industrie COM              485170302     3630   190570 SH       SOLE                   141645             48925
Kimberly Clark Corp            COM              494368103      268     5087 SH       SOLE                     5087
L-3 Communications Hldgs, Inc  COM              502424104     3455    46825 SH       SOLE                    35825             11000
Laboratory Corp of America     COM              50540R409     5843    90720 SH       SOLE                    64720             26000
Leucadia National Corp         COM              527288104     4478   226175 SH       SOLE                   188600             37575
Level 3 Communications         COM              52729N100       61    87392 SH       SOLE                    87392
Lincoln Electric Holdings Inc  COM              533900106     6575   129105 SH       SOLE                    98720             30385
Nexen Inc                      COM              65334H102     4937   280845 SH       SOLE                   208495             72350
OtterTail Corporation          COM              689648103      300    12875 SH       SOLE                    12875
Patriot Coal Corp              COM              70336T104     1056   169034 SH       SOLE                   121384             47650
Peabody Energy Corp            COM              704549104     5035   221317 SH       SOLE                   177717             43600
Pfizer Inc                     COM              717081103     6270   354045 SH       SOLE                   288045             66000
Plum Creek Timber              COM              729251108     5474   157565 SH       SOLE                   116390             41175
Procter and Gamble Co          COM              742718109      288     4665 SH       SOLE                     4665
SPDR Gold Tr                   COM              78463V107     5573    64410 SH       SOLE                    50960             13450
Texas Pacific Land Trust       COM              882610108     3126   135335 SH       SOLE                   104435             30900
US Bancorp                     COM              902973304      486    19426 SH       SOLE                    19426
Vulcan Materials               COM              929160109     7578   108915 SH       SOLE                    84215             24700
Wells Fargo Co                 COM              949746101     4924   167013 SH       SOLE                   137963             29050
Winnebago Industries           COM              974637100      682   113149 SH       SOLE                    78250             34899
Wyeth                          COM              983024100      463    12350 SH       SOLE                    12150               200
S&P 500 Depository Receipts                     78462F103     1040    11530 SH       SOLE                    11530
Berkshire Hathaway Inc                          084670108     4057       42 SH       SOLE                       42
Berkshire Hathaway Inc Cl B                     084670207      209       65 SH       SOLE                       65
         TOTAL                                             134,530
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